Gary F. Murtagh Head of MMUS Product and Operations Law Law Department 1295 State Street – B420 Springfield, MA 01111-0001 Tel: (413) 744-6240 Email: gmurtagh@massmutual.com

December 17, 2021

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-0506

RE:
C.M. Life Insurance Company (“Depositor”) and its
C.M. Life Variable Life Separate Account I (the “Separate Account”)
Pre-Effective Amendment No. 1 to Registration Statement filed on Form N-6
Prospectus Title:  C.M. Life Electrum Select SM
File Nos. 333-259818 and 811-09020 (the “Registration Statement”)

Dear Commissioners:

On behalf of the Depositor and the Registrant, I am submitting Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 referenced above for the Staff’s review. I have included a request to accelerate seeking an effective date of December 22, 2021, or as soon as practicable thereafter. I have also included, as “Correspondence”, my responses to the Staff’s comment letter dated November 23, 2021, as well as a blackline copy of the prospectus and SAI.

I appreciate your continuing attention to this filing. Please contact me if you have any questions regarding this filing or if there is anything that I can do to facilitate your review of this filing. I may be reached at (413) 744-6240 or gmurtagh@massmutual.com.

Very truly yours,

/s/ Gary F. Murtagh
Gary F. Murtagh
Head of MMUS Product and Operations Law
For Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Life Insurance Company (MassMutual) and affiliates • Springfield, MA 01111-0001 • (413) 788-8411